Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 01, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
C000012348
Account Value [Line Items]
Line Graph and Table Measure Name	Timothy Plan Conservative Growth Fund
Account Value	$ 12,510	$ 10,906		$ 10,408	$ 12,170	$ 10,806	$ 10,464	$ 10,298	$ 10,190	$ 9,607	$ 9,218	$ 9,451
C000012350
Account Value [Line Items]
Line Graph and Table Measure Name	Timothy Plan Conservative Growth Fund
Account Value	$ 12,326	10,799		10,374	12,220	10,926	10,674	10,574	10,549	10,010	9,681	10,000
C000126999
Account Value [Line Items]
Line Graph and Table Measure Name	Timothy Plan Conservative Growth Fund
Account Value	$ 11,145	9,735	$ 10,000
C000080683
Account Value [Line Items]
Line Graph and Table Measure Name	Timothy Plan Defensive Strategies Fund
Account Value	$ 14,098	12,162		11,229	12,064	10,511	10,132	9,656	9,610	9,654	8,856	9,452
C000080684
Account Value [Line Items]
Line Graph and Table Measure Name	Timothy Plan Defensive Strategies Fund
Account Value	$ 13,832	12,014		11,176	12,107	10,624	10,314	9,912	9,930	10,067	9,294	10,000
C000127002
Account Value [Line Items]
Line Graph and Table Measure Name	Timothy Plan Defensive Strategies Fund
Account Value	$ 15,291	13,160		12,113	12,996	11,289	10,859	10,325	10,246	10,275	9,391	10,000
C000012336
Account Value [Line Items]
Line Graph and Table Measure Name	Timothy Plan Fixed Income Fund
Account Value	$ 10,199	9,241		9,291	10,753	10,995	10,433	9,681	9,910	9,990	9,655	9,551
C000012338
Account Value [Line Items]
Line Graph and Table Measure Name	Timothy Plan Fixed Income Fund
Account Value	$ 9,905	9,045		9,159	10,680	11,009	10,525	9,831	10,150	10,304	10,036	10,000
C000126995
Account Value [Line Items]
Line Graph and Table Measure Name	Timothy Plan Fixed Income Fund
Account Value	$ 10,974	9,908		9,938	11,477	11,719	11,087	10,261	10,477	10,544	10,148	10,000
C000130991
Account Value [Line Items]
Line Graph and Table Measure Name	Timothy Plan Growth & Income Fund
Account Value	$ 11,423	10,080		10,030	10,898	9,301	9,637	9,646	9,765	9,309	9,094	9,448
C000130992
Account Value [Line Items]
Line Graph and Table Measure Name	Timothy Plan Growth & Income Fund
Account Value	$ 11,225	9,981		10,004	10,948	9,417	9,830	9,911	10,110	9,706	9,558	10,000
C000130993
Account Value [Line Items]
Line Graph and Table Measure Name	Timothy Plan Growth & Income Fund
Account Value	$ 12,399	10,916		10,835	11,736	9,993	10,323	10,312	10,416	9,902	9,650	10,000
C000049122
Account Value [Line Items]
Line Graph and Table Measure Name	Timothy Plan High Yield Bond Fund
Account Value	$ 14,223	12,360		11,237	13,290	11,927	11,551	10,647	10,664	9,972	9,082	9,547
C000065171
Account Value [Line Items]
Line Graph and Table Measure Name	Timothy Plan High Yield Bond Fund
Account Value	$ 13,823	12,111		11,083	13,216	11,937	11,652	10,825	10,918	10,296	9,442	10,000
C000127001
Account Value [Line Items]
Line Graph and Table Measure Name	Timothy Plan High Yield Bond Fund
Account Value	$ 15,289	13,256		12,007	14,166	12,681	12,249	11,261	11,260	10,503	9,538	10,000
C000049121
Account Value [Line Items]
Line Graph and Table Measure Name	Timothy Plan International Fund
Account Value	$ 15,744	12,422		10,412	14,529	11,225	10,205	10,804	10,717	9,167	9,001	9,447
C000065170
Account Value [Line Items]
Line Graph and Table Measure Name	Timothy Plan International Fund
Account Value	$ 15,477	12,302		10,385	14,608	11,379	10,409	11,111	11,098	9,573	9,469	10,000
C000127000
Account Value [Line Items]
Line Graph and Table Measure Name	Timothy Plan International Fund
Account Value	$ 17,108	13,458		11,247	15,664	12,079	10,939	11,555	11,435	9,759	9,561	10,000
C000104306
Account Value [Line Items]
Line Graph and Table Measure Name	Timothy Plan Israel Common Values Fund
Account Value	$ 17,664	15,529		17,351	19,832	13,288	14,189	12,433	11,620	9,555	8,519	9,447
C000104307
Account Value [Line Items]
Line Graph and Table Measure Name	Timothy Plan Israel Common Values Fund
Account Value	$ 17,335	15,360		17,284	19,908	13,446	14,458	12,765	12,020	9,967	8,946	10,000
C000127003
Account Value [Line Items]
Line Graph and Table Measure Name	Timothy Plan Israel Common Values Fund
Account Value	$ 19,175	16,820		18,738	21,367	14,285	15,209	13,290	12,395	10,171	9,040	10,000
C000012342
Account Value [Line Items]
Line Graph and Table Measure Name	Timothy Plan Large/Mid Cap Growth Fund
Account Value	$ 25,960	19,070		16,047	19,748	15,038	12,861	13,053	11,708	10,047	9,421	9,454
C000012344
Account Value [Line Items]
Line Graph and Table Measure Name	Timothy Plan Large/Mid Cap Growth Fund
Account Value	$ 25,479	18,853		16,006	19,825	15,212	13,103	13,404	12,116	10,483	9,886	10,000
C000126997
Account Value [Line Items]
Line Graph and Table Measure Name	Timothy Plan Large/Mid Cap Growth Fund
Account Value	$ 28,149	20,623		17,329	21,261	16,151	13,768	13,941	12,482	10,691	9,990	10,000
C000012333
Account Value [Line Items]
Line Graph and Table Measure Name	Timothy Plan Large/Mid Cap Value Fund
Account Value	$ 23,961	18,693		16,405	18,167	13,986	13,457	13,124	11,554	10,216	9,601	9,451
C000012335
Account Value [Line Items]
Line Graph and Table Measure Name	Timothy Plan Large/Mid Cap Value Fund
Account Value	$ 23,523	18,488		16,352	18,238	14,148	13,717	13,482	11,958	10,651	10,082	10,000
C000126994
Account Value [Line Items]
Line Graph and Table Measure Name	Timothy Plan Large/Mid Cap Value Fund
Account Value	$ 28,139	21,893		19,170	21,177	16,265	15,604	15,182	13,338	11,766	11,023	10,000
C000012330
Account Value [Line Items]
Line Graph and Table Measure Name	Timothy Plan Small Cap Value Fund
Account Value	$ 20,914	16,845		14,591	17,758	11,758	13,733	14,272	12,961	10,663	9,635	9,451
C000012332
Account Value [Line Items]
Line Graph and Table Measure Name	Timothy Plan Small Cap Value Fund
Account Value	$ 20,538	16,660		14,536	17,823	11,894	13,995	14,653	13,413	11,113	10,120	10,000
C000126993
Account Value [Line Items]
Line Graph and Table Measure Name	Timothy Plan Small Cap Value Fund
Account Value	$ 22,691	18,234		15,749	19,125	12,638	14,720	15,254	13,822	11,340	10,223	10,000
C000012339
Account Value [Line Items]
Line Graph and Table Measure Name	Timothy Plan Small/Mid Cap Growth Fund
Account Value	$ 23,552	16,499		14,030	19,131	14,289	11,336	12,420	10,866	9,137	9,232	9,454
C000012341
Account Value [Line Items]
Line Graph and Table Measure Name	Timothy Plan Small/Mid Cap Growth Fund
Account Value	$ 23,125	16,322		13,972	19,201	14,451	11,553	12,758	11,224	9,523	9,690	10,000
C000126996
Account Value [Line Items]
Line Graph and Table Measure Name	Timothy Plan Small/Mid Cap Growth Fund
Account Value	$ 25,533	17,825		15,134	20,584	15,340	12,145	13,270	11,577	9,716	9,790	10,000
C000012345
Account Value [Line Items]
Line Graph and Table Measure Name	Timothy Plan Strategic Growth Fund
Account Value	$ 13,447	11,471		10,683	12,690	10,651	10,439	10,466	10,229	9,420	9,055	9,448
C000012347
Account Value [Line Items]
Line Graph and Table Measure Name	Timothy Plan Strategic Growth Fund
Account Value	$ 13,259	11,370		10,651	12,744	10,782	10,641	10,747	10,586	9,820	9,511	10,000
C000126998
Account Value [Line Items]
Line Graph and Table Measure Name	Timothy Plan Strategic Growth Fund
Account Value	$ 11,358	9,681	10,000
Dow Jones Moderate Portfolio Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones Moderate Portfolio Index
Account Value	$ 18,218	15,103		13,700	16,729	14,155	13,294	12,800	11,994	10,895	9,817	10,000
Dow Jones Moderate Portfolio Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones Moderate Portfolio Index
Account Value	$ 18,218	15,103		13,700	16,729	14,155	13,294	12,800	11,994	10,895	9,817	10,000
Dow Jones Moderate Portfolio Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones Moderate Portfolio Index
Account Value	$ 11,654	9,662	10,000
Russell 3000 Total Return Index
Account Value [Line Items]
Account Value	$ 33,432	24,729		20,528	24,921	18,898	16,433	15,967	13,579	11,440	9,951	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 12,004	10,760		10,691	12,518	12,632	11,807	10,705	10,836	10,829	10,294	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 12,004	10,760		10,691	12,518	12,632	11,807	10,705	10,836	10,829	10,294	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 12,004	10,760		10,691	12,518	12,632	11,807	10,705	10,836	10,829	10,294	10,000
ICE BofA U.S. Broad Market Bond
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. Broad Market Bond Index
Account Value	$ 12,039	10,790		10,719	12,552	12,689	11,853	10,722	10,850	10,847	10,305	10,000
ICE BofA U.S. Broad Market Bond
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. Broad Market Bond Index
Account Value	$ 12,039	10,790		10,719	12,552	12,689	11,853	10,722	10,850	10,847	10,305	10,000
ICE BofA U.S. Broad Market Bond
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. Broad Market Bond Index
Account Value	$ 12,039	10,790		10,719	12,552	12,689	11,853	10,722	10,850	10,847	10,305	10,000
MSCI ACWI ex USA Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index
Account Value	$ 16,630	13,267		11,020	14,726	11,884	11,537	11,681	11,479	9,597	8,784	10,000
MSCI ACWI ex USA Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index
Account Value	$ 16,630	13,267		11,020	14,726	11,884	11,537	11,681	11,479	9,597	8,784	10,000
MSCI ACWI ex USA Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index
Account Value	$ 16,630	13,267		11,020	14,726	11,884	11,537	11,681	11,479	9,597	8,784	10,000
Russell 1000 Growth Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Account Value	$ 46,145	32,453		25,410	32,825	25,782	18,746	18,076	14,312	11,737	10,317	10,000
Russell 1000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 34,257	25,248		20,833	25,165	19,215	16,563	15,946	13,540	11,423	9,939	10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 35,098	25,741		21,165	25,040	19,260	16,727	16,044	13,607	11,472	9,939	10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 35,098	25,741		21,165	25,040	19,260	16,727	16,044	13,607	11,472	9,939	10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 35,098	25,741		21,165	25,040	19,260	16,727	16,044	13,607	11,472	9,939	10,000
Russell 2000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 23,210	18,310		16,809	21,972	14,878	14,820	16,266	14,115	11,691	10,125	10,000
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 33,432	24,729		20,528	24,921	18,898	16,433	15,967	13,579	11,440	9,951	10,000
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 33,432	24,729		20,528	24,921	18,898	16,433	15,967	13,579	11,440	9,951	10,000
Russell Midcap Growth Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Account Value	$ 29,168	22,552		19,199	27,232	20,875	16,940	16,102	13,296	11,285	10,145	10,000
Russell Midcap Growth Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Account Value	$ 29,168	22,552		19,199	27,232	20,875	16,940	16,102	13,296	11,285	10,145	10,000
Russell Midcap Growth Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Account Value	$ 29,168	22,552		19,199	27,232	20,875	16,940	16,102	13,296	11,285	10,145	10,000
Dow Jones Moderately Aggressive Portfolio Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones Moderately Aggressive Portfolio Index
Account Value	$ 21,320	17,180		15,088	18,600	14,820	13,879	13,598	12,431	10,869	9,690	10,000
Dow Jones Moderately Aggressive Portfolio Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones Moderately Aggressive Portfolio Index
Account Value	$ 11,937	9,619	10,000
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 33,432	24,729		20,528	24,921	18,898	16,433	15,967	13,579	11,440	9,951	10,000
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 33,432	24,729		20,528	24,921	18,898	16,433	15,967	13,579	11,440	9,951	10,000
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 12,837	9,496	10,000
33% BB USTreas1-3YR / 33% BB Comm / 34% MSCI REIT GROSS
Account Value [Line Items]
Account Value	14,240	12,489		12,269	12,669	10,088	10,857	10,308	10,071	10,044	9,455	10,000
Russell 3000 Total Return Index
Account Value [Line Items]
Account Value	33,432	24,729		20,528	24,921	18,898	16,433	15,967	13,579	11,440	9,951	10,000
33% BB USTreas1-3YR / 33% BB Comm / 34% MSCI REIT GROSS
Account Value [Line Items]
Account Value	14,240	12,489		12,269	12,669	10,088	10,857	10,308	10,071	10,044	9,455	10,000
Russell 3000 Total Return Index
Account Value [Line Items]
Account Value	33,432	24,729		20,528	24,921	18,898	16,433	15,967	13,579	11,440	9,951	10,000
33% BB USTreas1-3YR / 33% BB Comm / 34% MSCI REIT GROSS
Account Value [Line Items]
Account Value	14,240	12,489		12,269	12,669	10,088	10,857	10,308	10,071	10,044	9,455	10,000
S&P 500 Index TR
Account Value [Line Items]
Account Value	35,098	25,741		21,165	25,040	19,260	16,727	16,044	13,607	11,472	9,939	10,000
40% BB US Aggregate Bond / 60% Russell 1000 Value
Account Value [Line Items]
Account Value	18,779	15,504		14,223	16,245	13,571	13,521	12,640	12,022	11,031	9,861	10,000
S&P 500 Index TR
Account Value [Line Items]
Account Value	35,098	25,741		21,165	25,040	19,260	16,727	16,044	13,607	11,472	9,939	10,000
40% BB US Aggregate Bond / 60% Russell 1000 Value
Account Value [Line Items]
Account Value	18,779	15,504		14,223	16,245	13,571	13,521	12,640	12,022	11,031	9,861	10,000
S&P 500 Index TR
Account Value [Line Items]
Account Value	35,098	25,741		21,165	25,040	19,260	16,727	16,044	13,607	11,472	9,939	10,000
40% BB US Aggregate Bond / 60% Russell 1000 Value
Account Value [Line Items]
Account Value	$ 18,779	15,504		14,223	16,245	13,571	13,521	12,640	12,022	11,031	9,861	10,000
Bloomberg U.S. High Yield Ba/B 3% Issuer Cap Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. High Yield Ba/B 3% Issuer Cap Index
Account Value	$ 16,226	14,156		12,893	14,962	13,621	13,040	12,040	11,783	10,937	9,791	10,000
Bloomberg U.S. High Yield Ba/B 3% Issuer Cap Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. High Yield Ba/B 3% Issuer Cap Index
Account Value	$ 16,226	14,156		12,893	14,962	13,621	13,040	12,040	11,783	10,937	9,791	10,000
Bloomberg U.S. High Yield Ba/B 3% Issuer Cap Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. High Yield Ba/B 3% Issuer Cap Index
Account Value	$ 16,226	14,156		12,893	14,962	13,621	13,040	12,040	11,783	10,937	9,791	10,000
Israel TA-125 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Israel TA-125 Index
Account Value	$ 16,028	13,776		14,942	16,244	11,075	12,379	11,607	10,321	9,483	9,346	10,000
Israel TA-125 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Israel TA-125 Index
Account Value	$ 16,028	13,776		14,942	16,244	11,075	12,379	11,607	10,321	9,483	9,346	10,000
Israel TA-125 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Israel TA-125 Index
Account Value	$ 16,028	13,776		14,942	16,244	11,075	12,379	11,607	10,321	9,483	9,346	10,000
Russell 1000 Growth Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Account Value	$ 46,145	32,453		25,410	32,825	25,782	18,746	18,076	14,312	11,737	10,317	10,000
Russell 1000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 34,257	25,248		20,833	25,165	19,215	16,563	15,946	13,540	11,423	9,939	10,000
Russell 1000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 34,257	25,248		20,833	25,165	19,215	16,563	15,946	13,540	11,423	9,939	10,000
Russell 1000 Growth Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Account Value	$ 46,145	32,453		25,410	32,825	25,782	18,746	18,076	14,312	11,737	10,317	10,000
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 33,432	24,729		20,528	24,921	18,898	16,433	15,967	13,579	11,440	9,951	10,000
Russell 2000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 23,210	18,310		16,809	21,972	14,878	14,820	16,266	14,115	11,691	10,125	10,000
Russell 2000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 23,210	18,310		16,809	21,972	14,878	14,820	16,266	14,115	11,691	10,125	10,000
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 33,432	24,729		20,528	24,921	18,898	16,433	15,967	13,579	11,440	9,951	10,000
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 33,432	24,729		20,528	24,921	18,898	16,433	15,967	13,579	11,440	9,951	10,000
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 33,432	24,729		20,528	24,921	18,898	16,433	15,967	13,579	11,440	9,951	10,000
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 33,432	24,729		20,528	24,921	18,898	16,433	15,967	13,579	11,440	9,951	10,000
Dow Jones Moderately Aggressive Portfolio Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones Moderately Aggressive Portfolio Index
Account Value	$ 21,320	17,180		15,088	18,600	14,820	13,879	13,598	12,431	10,869	9,690	10,000
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 33,432	24,729		$ 20,528	$ 24,921	$ 18,898	$ 16,433	$ 15,967	$ 13,579	$ 11,440	$ 9,951	$ 10,000
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 12,837	$ 9,496	$ 10,000